Compensation Arrangements Compensation Arrangement Stock Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current Fiscal Year End Date	--12-31
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	79,487,111
Stock-based compensation	$ 115,123	$ 138,748	$ 111,850
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	9,300	$ 12,200	$ 11,200
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 103,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 5 days
Employee Stock Purchase Plan, shares authorized	10,000,000
Employee Stock Purchase Plan, issued shares	1,669,782	1,037,198	857,171
2008 Plan [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized	64,618,500
2010 Plan [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized	20,000,000
2011 Plan [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized	150,000,000
Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 3,100	$ 8,700	$ 10,100
Restricted Stock Units (RSUs) [Member] | Investee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued	575,744